Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUES	$ 20,054	$ 24,409	$ 42,421	$ 49,138
Cost of revenues (exclusive of depreciation and amortization)	15,249	17,323	31,386	35,330
Depreciation and amortization	519	494	1,017	1,001
TOTAL COST OF REVENUES	15,768	17,817	32,403	36,331
GROSS PROFIT	4,286	6,592	10,018	12,807
Research and development expenses (exclusive of depreciation and amortization reflected below)	4,868	4,131	8,325	8,512
General and administrative expenses (exclusive of depreciation and amortization reflected below)	6,076	5,271	11,773	11,400
Sales and marketing expenses (exclusive of depreciation and amortization reflected below)	4,142	4,153	7,811	8,443
Depreciation and amortization	1,710	1,021	3,312	2,042
Other expenses (change in fair value of contingent consideration)		(63)		(38)
TOTAL OPERATING EXPENSES	16,796	14,513	31,221	30,359
OPERATING LOSS	(12,510)	(7,921)	(21,203)	(17,552)
OTHER INCOME		130		130
INTEREST EXPENSES	(2,302)	(3,212)	(4,182)	(7,659)
OTHER FINANCIAL INCOME (EXPENSES)	4,092	(12,062)	3,942	(11,169)
FINANCIAL INCOME (EXPENSES), net (including amount reclassified from OCI reserve)	1,790	(15,274)	(240)	(18,828)
LOSS BEFORE INCOME TAX	(10,720)	(23,065)	(21,443)	(36,250)
INCOME TAX	(16)	(22)	(71)	(84)
LOSS FOR THE PERIOD	(10,736)	(23,087)	(21,514)	(36,334)
OTHER COMPREHENSIVE LOSS, net of tax
NET ACTUARIAL GAIN (LOSS)	(65)	(27)	64	208
FOREIGN CURRENCY TRANSLATION LOSS	(296)	(401)	(313)	(988)
RECLASSIFICATION OF FAIR VALUE GAIN ON CHANGES OF OWN CREDIT RISK		4,873		4,317
FAIR VALUE GAIN (LOSS) ON CHANGES OF OWN CREDIT RISK	(10,586)	(329)	(10,244)	(5,394)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(10,947)	4,116	(10,493)	(1,857)
NET COMPREHENSIVE LOSS	$ (21,683)	$ (18,971)	$ (32,007)	$ (38,191)
LOSS PER SHARE BASIC (in Dollars per share)	$ (0.57)	$ (2.6)	$ (1.15)	$ (5.14)
LOSS PER SHARE DILUTED (in Dollars per share)	$ (0.57)	$ (2.6)	$ (1.15)	$ (5.14)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	18,738,657	8,869,691	18,732,196	7,072,950
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	18,738,657	8,869,691	18,732,196	7,072,950